GMO Beyond China ETF Investment Risks - GMO Beyond China ETF	Feb. 28, 2026
Market Risk Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
Fund of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.
ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	●ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:●Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.●Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares, thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. ●Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.●Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.●National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.